CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Revenues
Rental income (Notes 1 and 6)	$ 18,517,602	$ 17,416,187	$ 17,732,485
Recovery of real estate taxes	10,952		10,625
Revenue to temporarily vacate lease (Note 15)	1,020,833	1,166,667	1,166,667
Total revenues	19,549,387	18,582,854	18,909,777
Expenses
Real estate operating expenses (Note 5)	10,212,761	10,080,913	9,658,282
Administrative and general expenses	4,616,086	4,333,589	4,311,456
Depreciation (Note 1)	1,682,690	1,635,660	1,695,454
(Gain) loss on disposition of property and equipment		(500)	27,648
Total expenses	16,511,537	16,049,662	15,692,840
Income before investment income, interest expense and income taxes	3,037,850	2,533,192	3,216,937
Investment income and interest expense:
Investment income (Notes 1 and 2)	94,627	25,949	51,218
Interest expense (Notes 3, 9 and 13)	(225,938)	(245,381)	(346,473)
Total investment income and interest expense:	(131,311)	(219,432)	(295,255)
Income before income taxes	2,906,539	2,313,760	2,921,682
Income taxes provided (Notes 1 and 4)	981,000	796,000	713,000
Net income	1,925,539	1,517,760	2,208,682
Retained earnings, beginning of year	43,469,706	41,951,946	39,743,264
Retained earnings, end of year	$ 45,395,245	$ 43,469,706	$ 41,951,946
Income per common share (Note 1)	$ 0.96	$ 0.75	$ 1.10
Dividends per share
Average common shares outstanding (Note 1)	2,015,780	2,015,780	2,015,780